Employee Benefit Plans	9 Months Ended
Sep. 30, 2016
Postemployment Benefits [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB23,904 and RMB42,482 for the nine months ended September 30, 2015 and 2016, respectively, for such benefits.